Debt obligations - Narrative (Details) $ in Thousands							3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2025	Mar. 31, 2025 USD ($)	Dec. 17, 2024 USD ($)	May 02, 2023 USD ($)	Sep. 19, 2022 USD ($)	Aug. 20, 2021 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Sep. 13, 2025 $ / shares	Mar. 31, 2024	Jan. 29, 2024 USD ($) shares	Jan. 29, 2024 $ / shares	Jan. 26, 2024 $ / shares shares	Aug. 30, 2023 USD ($)	Aug. 14, 2023	Oct. 20, 2022 USD ($)	Oct. 29, 2021 USD ($)	Jul. 01, 2021 USD ($)
Debt Instrument [Line Items]
Debt modification treatment since the present value of the cash flows of the modified debt were less than different from the present value of the remaining cash flows of the original debt, percentage			10.00%
Debt issuance amount							$ 77,752		$ 77,752		$ 77,752	$ 65,500
Debt interest expense							$ 2,000	$ 1,700	5,900	$ 5,000	7,000	6,000
Interest paid									$ 6,410	$ 4,504	$ 4,832	5,204
Common Shares Purchase Warrants
Debt Instrument [Line Items]
Common share purchase warrants (in shares) | shares							937,600		937,600		222,079						937,600
Warrant exercise period																	8 years
Warrants issued per unit (shares) | shares																	50
Warrant period, not permitted to be exercised																	12 months
Debenture Warrants
Debt Instrument [Line Items]
Warrants exercise price(in usd per share) | $ / shares																	$ 2.75
Subordinated Debt
Debt Instrument [Line Items]
Debt issuance amount							$ 17,250		$ 17,250		$ 14,250	$ 14,250
MLC US Holdings Credit Facility
Debt Instrument [Line Items]
Variable rate									7.50%		7.50%	7.50%
Debt issuance amount							$ 40,000		$ 40,000		$ 40,000	$ 34,000
Interest rate											7.50%
Effective interest rate							12.10%		12.10%		12.37%	13.16%
MLC US Holdings Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 25,000
Credit facility increase in borrowing capacity			$ 13,000
Variable rate						7.50%
Debt issuance costs paid to lenders											$ 400
Debt issuance costs paid to third party providers											300
Debt Covenant, Amendment Fee As a Percentage Of Outstanding Principal	0.25%
MLC US Holdings Credit Facility | Term Loan
Debt Instrument [Line Items]
Credit facility increase in borrowing capacity				$ 4,500	$ 4,500
Ability Acquisition Seller Note
Debt Instrument [Line Items]
Debt issuance amount							$ 15,000		$ 15,000		$ 15,000	$ 15,000
Interest rate							5.00%		5.00%		5.00%	5.00%
Effective interest rate							5.00%		5.00%		5.00%	5.00%
Ability Acquisition Seller Note | Unsecured Promissory Note
Debt Instrument [Line Items]
Debt issuance amount																					$ 15,000	$ 4,000
Interest rate																					5.00%
Ability Acquisition Seller Note | Unsecured Promissory Note | Minimum
Debt Instrument [Line Items]
Debt repayment on maturity date, adjustment amount (not more than)																						0
Debt Repayment On Maturity Date, Adjustment Amount																						0
Ability Acquisition Seller Note | Unsecured Promissory Note | Maximum
Debt Instrument [Line Items]
Debt repayment on maturity date, adjustment amount (not more than)																						6,000
Debt Repayment On Maturity Date, Adjustment Amount																						$ 6,000
Debenture Units
Debt Instrument [Line Items]
Debt issuance amount											$ 18,752				$ 18,800
Interest rate											8.50%
Effective interest rate											8.90%
Debenture units, issued (in shares) | shares															18,752		18,752
Debenture, paid-in-kind, percentage															8.85%
Debenture unit, principal amount (less than)															$ 100
Warrants exercise price(in usd per share) | $ / shares																$ 2.75	$ 2.75
Surplus Notes
Debt Instrument [Line Items]
Variable rate		6.00%
Debt issuance amount		$ 3,000																$ 12,000
Interest rate																		10.00%
Surplus Notes | Subordinated Debt
Debt Instrument [Line Items]
Interest paid									$ 1,000
Initial Lind Bridge Note
Debt Instrument [Line Items]
Debt issuance amount												$ 7,500
Initial Lind Bridge Note | Promissory Note
Debt Instrument [Line Items]
Debt issuance amount																				$ 7,500
Interest rate																				7.50%
Subsequent Lind Bridge Note
Debt Instrument [Line Items]
Debt issuance amount												$ 5,000
Subsequent Lind Bridge Note | Promissory Note
Debt Instrument [Line Items]
Debt issuance amount																				$ 5,000
Interest rate																			7.50%
Effective interest rate														16.00%
Debenture Warrants
Debt Instrument [Line Items]
Debt issuance amount							$ 18,752		$ 18,752		$ 18,752				$ 18,800
Interest rate							8.50%		8.50%		8.50%
Effective interest rate							8.90%		8.90%		8.90%
Debenture units, issued (in shares) | shares															18,752
Debenture, paid-in-kind, percentage															8.85%
Warrants exercise price(in usd per share) | $ / shares													$ 11.61				$ 11.61